CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Value
Communications - 4.0%
AT&T, Inc.	24,000	$ 382,800
Comcast Corporation - Class A	8,500	353,175
Verizon Communications, Inc.	13,000	483,470
		1,219,445
Consumer Discretionary - 4.0%
Home Depot, Inc. (The)	1,000	310,640
Kohl's Corporation	11,500	265,075
Tapestry, Inc. (a)	15,000	642,000
		1,217,715
Consumer Staples - 9.3%
J.M. Smucker Company (The) (a)	2,700	398,709
Kellogg Company	7,000	471,800
Kimberly-Clark Corporation	3,500	483,210
Mondelez International, Inc. - Class A (a)	8,000	583,520
Philip Morris International, Inc.	6,300	615,006
Target Corporation	2,000	263,800
		2,816,045
Energy - 8.8%
Chevron Corporation (a)	4,800	755,280
ConocoPhillips	5,200	538,772
Exxon Mobil Corporation (a)	7,000	750,750
Shell plc - ADR	10,250	618,895
		2,663,697
Financials - 14.9%
Bank of New York Mellon Corporation (The)	12,500	556,500
JPMorgan Chase & Company	5,500	799,920
M&T Bank Corporation (a)	2,950	365,092
MetLife, Inc.	9,000	508,770
Prudential Financial, Inc. (a)	7,000	617,540
Travelers Companies, Inc. (The)	1,700	295,222
Truist Financial Corporation	11,000	333,850
U.S. Bancorp	14,200	469,168
Wells Fargo & Company	13,500	576,180
		4,522,242
Health Care - 13.2%
Bristol-Myers Squibb Company	7,800	498,810
CVS Health Corporation	10,000	691,300
Johnson & Johnson	4,900	811,048
Medtronic plc	7,500	660,750
Merck & Company, Inc. (a)	4,400	507,716
Organon & Company	10,500	218,505

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Pfizer, Inc.	17,000	$ 623,560
		4,011,689
Industrials - 7.9%
Emerson Electric Company	7,500	677,925
Lockheed Martin Corporation (a)	800	368,304
Raytheon Technologies Corporation (a)	9,200	901,232
Stanley Black & Decker, Inc.	5,000	468,550
		2,416,011
Materials - 2.8%
Dow, Inc.	10,850	577,871
International Flavors & Fragrances, Inc.	3,500	278,565
		856,436
Real Estate - 3.2%
Simon Property Group, Inc. (a)	5,750	664,010
Ventas, Inc. (a)	6,900	326,163
		990,173
Technology - 16.3%
Broadcom, Inc.	1,400	1,214,401
Cisco Systems, Inc.	14,500	750,230
Fidelity National Information Services, Inc.	7,000	382,900
Hewlett Packard Enterprise Company	26,000	436,800
HP, Inc.	20,500	629,555
Intel Corporation (a)	9,500	317,680
International Business Machines Corporation	6,250	836,313
Skyworks Solutions, Inc.	3,500	387,415
		4,955,294
Utilities - 5.8%
Atmos Energy Corporation (a)	4,500	523,530
Dominion Energy, Inc.	10,500	543,795
Duke Energy Corporation	4,300	385,882
National Fuel Gas Company	6,000	308,160
		1,761,367

Total Common Stocks (Cost $22,560,724)		$ 27,430,114

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.99% (b)	2,988,900	$ 2,988,900
First American Government Obligations Fund - Class Z, 4.97% (b)	107,611	107,611
Total Money Market Funds (Cost $3,096,511)		$ 3,096,511

Total Investments at Value - 100.4% (Cost $25,657,235)		$ 30,526,625

Liabilities in Excess of Other Assets - (0.4%)		(114,325)

Net Assets - 100.0%		$ 30,412,300

ADR	- American Depositary Receipt.

(a)	Security covers a written call option. The total value of securities as of June 30, 2023 was $6,048,969.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2023 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Atmos Energy Corporation	22	$ 255,948	$ 125.00	10/20/23	$ 10,560
Chevron Corporation	37	582,195	190.00	09/15/23	407
Exxon Mobil Corporation	34	364,650	130.00	10/20/23	1,122
Intel Corporation	95	317,680	30.00	07/21/23	34,675
J.M. Smucker Company (The)	27	398,709	160.00	07/21/23	405
Lockheed Martin Corporation	8	368,304	515.00	09/15/23	720
M&T Bank Corporation	29	358,904	150.00	10/20/23	5,220
Merck & Company, Inc.	44	507,716	125.00	10/20/23	6,292
Mondelez International, Inc. - Class A	80	583,520	72.50	09/15/23	21,600
Prudential Financial, Inc.	60	529,320	115.00	09/15/23	300
Raytheon Technologies Corporation	43	421,228	105.00	11/17/23	8,084
Simon Property Group, Inc.	34	392,632	140.00	07/21/23	170
Tapestry, Inc.	73	312,440	52.50	08/18/23	1,095
Tapestry, Inc.	77	329,560	50.00	11/17/23	10,010
Ventas, Inc.	69	326,163	55.00	08/18/23	1,035
Total Covered Written Call Options (Premiums received $206,850)		$ 6,048,969			$ 101,695

The average monthly notional value of written option contracts during the three months ended June 30, 2023 was $6,382,238.

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 78.4%	Shares	Value
Communications - 1.5%
Comcast Corporation - Class A	10,000	$ 415,500

Consumer Discretionary - 5.2%
Ford Motor Company	23,000	347,990
Home Depot, Inc. (The)	1,000	310,640
Kohl's Corporation	5,000	115,250
Tapestry, Inc. (a)	17,000	727,600
		1,501,480
Consumer Staples - 5.5%
J.M. Smucker Company (The)	1,500	221,505
Kellogg Company	7,000	471,800
Kimberly-Clark Corporation	1,500	207,090
Mondelez International, Inc. - Class A	3,000	218,820
Philip Morris International, Inc.	4,800	468,576
		1,587,791
Energy - 7.8%
Chevron Corporation	3,600	566,460
ConocoPhillips	5,000	518,050
Devon Energy Corporation	9,000	435,060
Shell plc - ADR	12,000	724,560
		2,244,130
Financials - 14.1%
Bank of America Corporation	21,000	602,490
Bank of New York Mellon Corporation (The)	10,000	445,200
Capital One Financial Corporation	2,000	218,740
JPMorgan Chase & Company	6,100	887,184
MetLife, Inc.	9,000	508,770
Travelers Companies, Inc. (The)	2,800	486,248
Truist Financial Corporation	6,500	197,275
U.S. Bancorp	6,300	208,152
Wells Fargo & Company	11,000	469,480
		4,023,539
Health Care - 10.2%
Bristol-Myers Squibb Company	6,300	402,885
CVS Health Corporation	6,000	414,780
Johnson & Johnson	3,900	645,528
Medtronic plc	3,200	281,920
Merck & Company, Inc. (a)	6,300	726,957
Organon & Company	800	16,648
Pfizer, Inc.	12,000	440,160
		2,928,878

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.4% (Continued)	Shares	Value
Industrials - 7.8%
Eaton Corporation plc	3,500	$ 703,850
Emerson Electric Company	2,700	244,053
FedEx Corporation	1,700	421,430
Lockheed Martin Corporation	500	230,190
Raytheon Technologies Corporation	3,600	352,656
Stanley Black & Decker, Inc.	3,000	281,130
		2,233,309
Materials - 3.3%
Dow, Inc.	4,000	213,040
International Flavors & Fragrances, Inc.	2,800	222,852
Nucor Corporation	3,100	508,338
		944,230
Real Estate - 1.8%
Simon Property Group, Inc.	4,500	519,660

Technology - 16.9%
Apple, Inc.	6,000	1,163,820
Broadcom, Inc.	1,300	1,127,659
Cisco Systems, Inc.	11,000	569,140
Hewlett Packard Enterprise Company	11,000	184,800
HP, Inc.	21,000	644,910
Intel Corporation (a)	10,500	351,120
International Business Machines Corporation	4,200	562,002
Skyworks Solutions, Inc.	2,000	221,380
		4,824,831
Utilities - 4.3%
Atmos Energy Corporation (a)	4,000	465,360
Dominion Energy, Inc.	8,500	440,215
Duke Energy Corporation	3,500	314,090
		1,219,665

Total Common Stocks (Cost $13,195,520)		$ 22,443,013

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 11.6%	Par Value	Value
Consumer Staples - 1.7%
Kroger Company (The), 3.70%, due 08/01/2027	$ 500,000	$ 476,397

Financials - 1.6%
PNC Financial Services Group, Inc. (The), 3.45%, due 04/23/2029	500,000	450,031

Health Care - 1.7%
Elevance Health, Inc., 4.10%, due 03/01/2028	500,000	479,787

Industrials - 5.0%
Hubbell, Inc., 3.35%, due 03/01/2026	500,000	475,331
Norfolk Southern Corporation, 3.85%, due 01/15/2024	500,000	494,442
Republic Services, Inc., 3.38%, due 11/15/2027	500,000	470,113
		1,439,886
Utilities - 1.6%
American Water Capital Corporation, 3.75%, due 09/01/2028	500,000	471,781

Total Corporate Bonds (Cost $3,343,145)		$ 3,317,882

U.S. TREASURY OBLIGATIONS - 5.1%	Par Value	Value
U.S. Treasury Notes - 5.1%
4.25%, due 09/30/2024	$ 750,000	$ 739,981
3.50%, due 09/15/2025	750,000	729,609
Total U.S. Treasury Obligations (Cost $1,485,898)		$ 1,469,590

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.99% (b) (Cost $1,468,716)	1,468,716	$ 1,468,716

Total Investments at Value - 100.2% (Cost $19,493,279)		$ 28,699,201

Liabilities in Excess of Other Assets - (0.2%)		(71,543)

Net Assets - 100.0%		$ 28,627,658

ADR	- American Depositary Receipt.

(a)	Security covers a written call option. The total value of securities as of June 30, 2023 was $1,346,860.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2023 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Atmos Energy Corporation	40	$ 465,360	$ 125.00	10/20/23	$ 19,200
Intel Corporation	105	351,120	30.00	07/21/23	38,325
Merck & Company, Inc.	20	230,780	125.00	10/20/23	2,860
Tapestry, Inc.	70	299,600	50.00	11/17/23	9,100
Total Covered Written Call Options (Premiums received $42,075)		$ 1,346,860			$ 69,485

The average monthly notional value of written option contracts during the three months ended June 30, 2023 was $1,347,103.